Going Concern	12 Months Ended
Dec. 31, 2017
Going Concern [Abstract]
GOING CONCERN

NOTE 4 – GOING CONCERN

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. The Company has sustained operating losses since inception and has an accumulated deficit of $3,743,438 at December 31, 2017. In addition, the Company does not have sufficient continuing revenue to cover its future operating expenses. The Company currently has limited liquidity and has not completed its efforts to establish an additional source of revenues sufficient to cover operating costs of the on-going neurostimulation research and development activities over an extended period of time. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities should the Company be unable to continue as a going concern. The Company is seeking additional financing and for continue operations, but there is no guarantee such financing will be available or on terms favorable to the Company.